Consolidated Balance Sheets - USD ($)	Jul. 31, 2017	Apr. 30, 2017	Apr. 30, 2016
Current assets:
Cash	$ 45,552	$ 54,513	$ 1,030
Total current assets	45,552	54,513	1,030
Property and equipment, net	75,167		386
Deposit	900
Total assets	121,619	54,513	1,416
Current liabilities:
Accounts payable	788,609	694,664	651,188
Accrued expenses	425,547	912,870	984,387
Accrued expenses - related party	72,233	70,670	64,420
Notes payable, currently in default	375,001	375,001	375,001
Convertible notes payable, net of discount of $0 and $0 at April 30, 2017 and 2016, respectively, currently in default	75,000	195,000	195,000
Convertible note payable, net of discount of $136,284 and $0 atApril 30, 2017 and 2016, respectively	185,752	8,716
Convertible preferred stock, currently in default		137,500	137,500
Derivative liabilities	710,448	6,610,001	395,619
Total current liabilities	2,632,590	9,004,422	2,803,115
Commitments and contingencies
Stockholders' deficit:
Common stock payable		307,978	3,395,483
Additional paid-in capital	27,845,671	25,551,533	24,154,130
Non-controlling interest	(378,789)	(378,443)	(376,619)
Accumulated (deficit)	(32,942,117)	(36,918,594)	(30,155,127)
Total stockholders' deficit	(2,510,971)	(8,949,909)	(2,801,699)
Total liabilities and stockholders' deficit	121,619	54,513	1,416
Common Class A [Member]
Stockholders' deficit:
Common Stock Value	1,464,264	987,617	180,434
Common Class B [Member]
Stockholders' deficit:
Common Stock Value	$ 1,500,000	$ 1,500,000